Goodwill and other intangible assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy ratio	50.00%
Percentage of reasonably possible decrease in gross margin	10.00%
IHS Zambia Limited
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in gross margin	10.00%
Impairment that would have been recognized as a result of reasonably possible decrease in gross margin	$ 8,500
IHS Latam Group
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 87,900	$ 0	$ 121,600
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy growth	15.00%
Percentage of reasonably possible decrease in growth in homes connected	15.00%
IHS Latam Group | 1% increase in post-tax discount rate
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized	$ 48,144	139,955
IHS Latam Group | 1% decrease in terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized		71,817
IHS Latam Group | Reasonably possible decrease in tenancy growth
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized		$ 88,368